INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Cost	$ 38,298		¥ 265,859	¥ 264,765	¥ 266,625
Accumulated amortization	(11,531)		(50,897)	(21,504)	(80,275)
Impairment of intangible assets	(26,120)				(181,845)
Intangible assets, net	647		214,962	243,261	4,505
Impairment of intangible assets	(26,120)	¥ (181,845)	0	0
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,006		27,929	26,844	27,887
Accumulated amortization	(2,964)		(15,046)	(9,366)	(20,632)
Impairment of intangible assets	(509)				(3,547)
License agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	21,715		151,177	151,177	151,177
Accumulated amortization	(5,425)		(22,730)	(7,692)	(37,767)
Impairment of intangible assets	(16,290)				(113,409)
Internet domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	217		704	704	1,512
Accumulated amortization	(104)		(573)	(502)	(724)
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	12,360		86,049	86,040	86,049
Accumulated amortization	(3,038)		¥ (12,548)	¥ (3,944)	(21,152)
Impairment of intangible assets	$ (9,321)				¥ (64,889)